Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	$ 568	$ 1,045
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,165	1,060
Income from equity investments, net of dividends	(8)	(22)
Allowance for funds used during construction ("AFUDC") - equity	(53)	(38)
Deferred income taxes, net	(191)	97
Net change in pension and post-retirement liabilities	(46)	(68)
NSPI fuel adjustment mechanism ("FAM")	451	(88)
Net change in fair value ("FV") of derivative instruments	228	(666)
Net change in regulatory assets and liabilities	(226)	554
Net change in capitalized transportation capacity	175	434
Goodwill impairment charge	214	0
Gain on sale of LIL, excluding transaction costs	(191)	0
Other operating activities, net	108	28
Changes in non-cash working capital (note 31)	452	(95)
Net cash provided by operating activities	2,646	2,241
Investing activities
Additions to PP&E	(3,151)	(2,937)
Proceeds from disposal of investment subject to significant influence	927	0
Other investing activities	6	20
Net cash used in investing activities	(2,218)	(2,917)
Financing activities
Change in short-term debt, net	56	(66)
Proceeds from short-term debt with maturities greater than 90 days	0	548
Repayment of short-term debt with maturities greater than 90 days	0	(1,086)
Proceeds from long-term debt, net of issuance costs	1,361	1,932
Retirement of long-term debt	(1,086)	(151)
Net repayments under committed credit facilities	(825)	(96)
Issuance of common stock, net of issuance costs	284	424
Dividends on common stock	(538)	(488)
Dividends on preferred stock	(73)	(66)
Other financing activities	3	(12)
Net cash (used in) provided by financing activities	(818)	939
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	23	(7)
Net (decrease) increase in cash, cash equivalents, restricted cash and cash associated with assets held for sale	(367)	256
Cash, cash equivalents, and restricted cash, beginning of year	588	332
Cash, cash equivalents, restricted cash, and cash associated with assets held for sale, end of year	$ 221	$ 588